Accruals and other payables - Schedule of Accruals and Other Payables (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Accounts Payable, Current [Abstract]
Accruals	$ 117,527	$ 14,991	$ 877,685
Accrued games development costs	4,704,000	600,000	0
Accrued interest expense	452,784	57,753	0
Other payables	93,508	11,927	0
Total	$ 5,367,819	$ 684,671	$ 877,685